CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Profit (loss) for the year	$ (2,687.9)	$ 4,629.0	$ 4,649.1
Items of other comprehensive income that were or will be reclassified to profit or loss
Foreign currency translation differences for foreign operations	(9.1)	(18.0)	(7.8)
Net change in fair value of investments in debt instruments at fair value through other comprehensive income, net of tax	4.4	(34.6)	(0.7)
Reclassification of investments in debt instruments at fair value through other comprehensive income to profit or loss	13.6	2.6
Items of other comprehensive income that would never be reclassified to profit or loss
Net change in fair value of investments in equity instruments at fair value through other comprehensive income, net of tax	1.5	(1.9)	(0.2)
Defined benefit pension plans actuarial gains, net of tax	0.1	8.5	1.1
Other comprehensive income for the year, net of tax	10.5	(43.4)	(7.6)
Total comprehensive income for the year	(2,677.4)	4,585.6	4,641.5
Attributable to:
Owners of the Company	(2,683.3)	4,578.2	4,636.8
Non-controlling interests	5.9	7.4	4.7
Total comprehensive income for the year	$ (2,677.4)	$ 4,585.6	$ 4,641.5